Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Small Cap Index Fund - Class A | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Index Fund - Class A | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Index Fund - Class A | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Class A | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Class A | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Class A | Federal Signal Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Small Cap Index Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Index Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Small Cap Index Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Small Cap Index Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Index Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Small Cap Index Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Index Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Index Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Index Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Index Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Index Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Columbia Small Cap Index Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Index Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional Class | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Index Fund - Institutional Class | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Index Fund - Institutional Class | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional Class | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional Class | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional Class | Federal Signal Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Small Cap Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Index Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Small Cap Index Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Small Cap Index Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Index Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Small Cap Index Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Index Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Index Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Index Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Columbia Small Cap Index Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Index Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional 2 Class | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Index Fund - Institutional 2 Class | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Index Fund - Institutional 2 Class | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional 2 Class | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional 2 Class | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 2 Class | Federal Signal Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Small Cap Index Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Index Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Small Cap Index Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Small Cap Index Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Index Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Small Cap Index Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Index Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Index Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Index Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Index Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Index Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Columbia Small Cap Index Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Index Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional 3 Class | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Index Fund - Institutional 3 Class | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Index Fund - Institutional 3 Class | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional 3 Class | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund - Institutional 3 Class | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund - Institutional 3 Class | Federal Signal Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Columbia Small Cap Index Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Small Cap Index Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Small Cap Index Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Small Cap Index Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Index Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Small Cap Index Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Small Cap Index Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Index Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Index Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Index Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Index Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Columbia Small Cap Index Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Index Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%